Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
Right-of-use assets
Right-of-use assets as of December 31, 2025 and 2024 were comprised of the following:

($ millions)	2025	2024
Land	22	21
Buildings	385	392
Machinery & equipment and other assets	40	36
Total right-of-use assets	447	449
Depreciation charges of $89 million, $83 million and $91 million for the years ended December 31, 2025, 2024 and 2023, respectively, are shown in the table below by underlying class of asset.

($ millions)	2025	2024	2023
Land	1	1	1
Buildings	66	62	72
Machinery & equipment and other assets	22	20	18
Total depreciation of right-of-use assets	89	83	91
Lease liabilities
Lease liabilities totaled $509 million as of December 31, 2025, including $80 million in current Lease liabilities and $429 million in non-current Lease liabilities. The contractual maturities of the undiscounted lease liabilities as of December 31, 2025 and 2024 are as follows:

	Lease liabilities undiscounted
($ millions)	2025	2024
Not later than one year	103	89
Between one and five years	259	244
Later than five years	283	307
Total lease liabilities undiscounted	645	640

	Lease liabilities
($ millions)	2025	2024
Not later than one year	80	68
Between one and five years	197	183
Later than five years	232	246
Total lease liabilities	509	497
Additional disclosures
The below table provides additional disclosures related to Right-of-use assets and Lease liabilities.

($ millions)	2025	2024	2023
Interest expense on lease liabilities	23	19	17
Expense on short-term, low value and variable leases	2	3	3
Total cash outflows for leases	106	105	99
Thereof:
Lease liability payments(1)	81	83	79
Interest payments(2)	23	19	17
Short-term, low value and variable lease payments(2)	2	3	3
(1)     Reported as cash outflows from financing activities net of lease incentives received.
(2)     Included within total net cash flows from operating activities.